Statement of financial position - ZAR (R) R in Millions		Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Assets
Property, plant and equipment	[1]	R 282,349	R 233,549	R 181,552
Assets under construction	[2]	83,474	127,764	184,007
Right of use assets	[3]	16,475
Goodwill and other intangible assets		3,299	3,357	2,792
Equity accounted investments		10,276	9,866	10,961
Post-retirement benefit assets		1,151	1,274	1,292
Deferred tax assets	[4]	9,686	8,563	4,302
Other long-term assets		7,181	7,580	7,223
Non-current assets		413,891	391,953	392,129
Assets in disposal groups held for sale		1,302	2,554	136
Inventories		30,475	29,646	31,203
Trade and other receivables		25,724	29,308	30,515
Short-term financial assets	[5]	2,279	630	2,602
Cash and cash equivalents		12,674	15,877	15,876
Current assets		72,454	78,015	80,332
Total assets		486,345	469,968	472,461
Equity and liabilities
Shareholders' equity		222,645	219,910	235,997
Non-controlling interests		6,001	5,885	6,241
Total equity		228,646	225,795	242,238	R 228,608
Long-term debt		121,287	127,350	114,013
Lease liabilities	[3]	15,939	7,445	7,216
Long-term provisions		17,974	17,622	15,621
Post-retirement benefit obligations		12,850	12,708	12,141
Long-term deferred income		560	924	850
Long-term financial liabilities	[6]	2,142	1,440	433
Deferred tax liabilities	[4]	28,791	27,586	28,773
Non-current liabilities		199,543	195,075	179,047
Liabilities in disposal groups held for sale		411	488	44
Short-term debt	[7]	18,380	3,783	10,243
Short-term financial liabilities		1,348	765	1,264
Other current liabilities	[8]	38,013	44,004	39,519
Bank overdraft		4	58	106
Current liabilities		58,156	49,098	51,176
Total equity and liabilities		R 486,345	R 469,968	R 472,461

[1]	Includes assets under construction capitalised of R69 billion and depreciation for the period of R10 billion
[2]	Actual capital expenditure, including accruals, amounted to R21 billion. This includes R10 billion (US$0.7 billion) relating to the LCCP. R69 billion was capitalised to property, plant and equipment, including R55 billion relating to the LCCP
[3]	Refer to page 15 for the impact of the adoption of IFRS 16 ‘Leases’
[4]	Deferred tax assets and liabilities are determined based on the tax status and rates of the underlying entities. The increase in deferred tax assets relate to our US Operations.
[5]	Fair value period end adjustments, mainly the zero-cost foreign exchange collars
[6]	Includes R674 million relating to an embedded derivative contained in the Oxygen Train 17 agreement with Air Liquide, which was recognised as a Finance Lease under IAS 17. With the adoption of IFRS 16 the agreement is recognised as a service agreement
[7]	Short-term debt includes R14 billion relating to the US$1 billion syndicated loan facility raised in November 2019.
[8]	The movement mainly relates to the R3.9 billion decrease in capital project related payables as the LCCP nears completion